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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   DECEMBER 31, 2004
                                                 -----------------


Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ]  is a restatement.
                                        [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         LUMINUS MANAGEMENT, LLC
Address:      494 8TH AVENUE
              20TH FLOOR
              NEW YORK, NEW YORK 10010



Form 13F File Number: 28-10672

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         MARK BRENNAN
Title:        TREASURER
Phone:        732-249-6750

Signature, Place, and Date of Signing:

       /S/ MARK BRENNAN    EAST BRUNSWICK, NEW JERSEY    NOVEMBER 10, 2004
       ----------------    --------------------------    -----------------
         [Signature]              [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  0
                                                 --------

Form 13F Information Table Entry Total:             21
                                                 --------

Form 13F Information Table Value Total:          $248,763
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                                                 (thousands)

List of Other Included Managers:                   NONE
                                                 --------

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                      FORM 13F INFORMATION TABLE (12/31/04)

          COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7     COLUMN 8
                                                                                                                  VOTING AUTHORITY
                                                            VALUE    SHRS OR    SH/ PUT/  INVESTMENT  OTHER
NAME OF ISSUER                    TITLE OF CLASS  CUSIP     (X1000)  PRN AMOUNT PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED NONE
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

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AMERICAN ELECTRIC POWER           Common Stock    25537101  17,259      502,600 SH        SOLE                   502,600    0     0
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AQUILA, INC.                      Common Stock   03840P102   5,234    1,418,300 SH        SOLE                 1,418,300    0     0
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CHENIERE ENERGY INC               Common Stock   16411R208   1,319       20,700 SH        SOLE                    20,700    0     0
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CINERGY CORP                      Common Stock   172474108  16,956      407,300 SH        SOLE                   407,300    0     0
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CMS ENERGY CORPORATION            Common Stock   125896100  16,042    1,535,100 SH        SOLE                 1,535,100    0     0
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CONSOLIDATED EDISON INC           Common Stock   209115104   6,339      144,900 SH        SOLE                   144,900    0     0
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DOMINION RESOURCES, INC.          Common Stock   25746U109  16,156      238,500 SH        SOLE                   238,500    0     0
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DPL INC                           Common Stock   233293109  20,747      826,250 SH        SOLE                   826,250    0     0
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EXELON CORP                       Common Stock   30161N101   9,378      212,800 SH        SOLE                   212,800    0     0
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FIRSTENERGY CORP                  Common Stock   337932107  18,163      459,700 SH        SOLE                   459,700    0     0
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NORTHWESTERN CORP                 Common Stock   668074305   2,745       98,046 SH        SOLE                    98,046    0     0
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P G & E CORPORATION               Common Stock   69331C108  25,622      769,905 SH        SOLE                   769,905    0     0
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PPL CORPORATION                   Common Stock   69351T106  25,340      475,600 SH        SOLE                   475,600    0     0
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PUBLIC-SVC ENTERPRISE HOLDING CO  Common Stock   744573106  11,980      231,400 SH        SOLE                   231,400    0     0
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SEMPRA ENERGY                     Common Stock   816851109  18,696      509,700 SH        SOLE                   509,700    0     0
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SIERRA PACIFIC RESOURCES (NEW)    Common Stock   826428104     625       59,500 SH        SOLE                    59,500    0     0
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SOUTHERN UNION CO.(NEW)           Common Stock   844030106   3,369      140,485 SH        SOLE                   140,485    0     0
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TEXAS GENCO HLDGS INC             Common Stock   882443104   6,183      131,600 SH        SOLE                   131,600    0     0
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TXU CORP                          Common Stock   873168108  25,798      399,600 SH        SOLE                   399,600    0     0
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WILLIAMS COMPANIES INC.           Common Stock   976657106     448       27,500 SH        SOLE                    27,500    0     0
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XCEL ENERGY, INC                  Common Stock   98389B100     364       20,000 SH        SOLE                    20,000    0     0
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                                                           248,763                                             8,629,486
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